Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash at bank	¥ 34,743,188	¥ 24,158,568
Restricted cash	30,453,539	23,029,588
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Financial assets at amortized cost	3,784,613	6,563,969
Financial assets purchased under reverse repurchase agreements	5,527,177	700,007
Accounts and other receivables and contract assets	22,344,773	23,325,978
Loans to customers	214,972,110	119,825,814
Deferred tax assets	4,873,370	3,358,664
Property and equipment	380,081	424,043
Investments accounted for using the equity method	459,496	489,931
Intangible assets	899,406	1,882,462
Right-of-use assets	804,990	973,547
Goodwill	8,918,108	9,046,830
Other assets	1,249,424	686,949
Total assets	360,433,486	248,890,247
LIABILITIES
Payable to platform investors	2,747,891	9,114,906
Borrowings	25,927,417	10,315,445
Current income tax liabilities	8,222,684	2,610,610
Accounts and other payables and contract liabilities	8,814,255	5,483,757
Payable to investors of consolidated structured entities	195,446,140	110,367,718
Financing guarantee liabilities	2,697,109	748,674
Deferred tax liabilities	833,694	5,733,733
Lease liabilities	794,544	979,419
Convertible promissory note payable	10,669,498	10,117,188
Optionally convertible promissory notes	7,405,103	7,530,542
Other liabilities	2,315,948	2,736,934
Total liabilities	265,874,283	165,738,926
EQUITY
Share capital	75	77
Share premium	33,365,786	33,213,426
Treasury shares	(5,560,104)	(2)
Other reserves	9,304,995	7,418,710
Retained earnings	55,942,943	40,927,597
Total equity attributable to owners' of the Company	93,053,695	81,559,808
Non-controlling interests	1,505,508	1,591,513
Total equity	94,559,203	83,151,321
Total liabilities and equity	¥ 360,433,486	¥ 248,890,247